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                                   FORM N-SAR
                                 ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:                 /  /  (a)
             or fiscal year ending:              12/31/98 (b)

Is this a transition report?:       (Y/N)     N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on the form.


1.      A. Registrant Name:   Security First Life Separate Account A
        B. File Number:       811-3365
        C. Telephone Number:

2.      A. Street:    11365 West Olympic Boulevard
        B. City: Los Angeles  C. STATE: California  D. ZIP CODE: 90064  ZIP EXT:
        E. Foreign Country:                                Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N)      N

4.      Is this the last filing on this form by Registrant? (Y/N)      N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)? (Y/N) Y
        [If answer is "Y" (Yes), complete only items 111 through 132.]

7.      A. Is Registrant a series or multiple portfolio company? (Y/N)
           [If answer is "N" (No), go to item 8.]

        B. How many separate series or portfolios did Registrant have at the end of the period?



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For period ending 12/31/98
File number 811-3365


123. [X]   State the total value of the additional units considered in answering
           item 122 ($000's omitted)      $___________

124. [X] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $___________

125. [X] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $______________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $______________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains if any):


                                            Number of                       Total Income
                                             Series       Total Assets      Distributions
                                            Investing   ($000's omitted)   ($000's omitted)
                                            ---------   ----------------   ----------------
A.   U.S. Treasury direct issue                               $                  $
B.   U.S. Government agency                                   $                  $
C.   State and municipal tax-free                             $                  $
D.   Public utility debt                                      $                  $
E.   Brokers or dealers debt or debt of
      brokers' or dealers' parent                             $                  $
F.   All other corporate intermediate and
      long-term debt                                          $                  $
G.   All other corporate short-term debt                      $                  $
H.   Equity securities of brokers or dealers
      or parents of brokers or dealers                        $                  $
I.   Investment company equity securities                     $                  $
J.   All other equity securities                19            $1,492,885         $111,821
K.   Other securities                                         $                  $
L.   Total assets of all series of registrant                 $                  $



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For period ending 12/31/98
File number 811-3365

128. [X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

           [If answer is "N" (No), go to item 131.]

129. [X] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

           [If answer is "N" (No), go to item 131.]

130. [X] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $15,088

132. [X] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______
           811-_______   811-_______   811-_______   811-_______   811-_______



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For period ending 12/31/98
File number 811-3365

ITEM 127:  CLASSIFICATION OF SERIES AND ASSETS

        Other corporate short-term debt securities referred to in sub-item 127G are securities with maturities of 12 months or less.

        For an explanation of broker or dealer debt, debt of parent's of brokers or dealers, and equity securities of brokers or dealers or their parents (sub-items 127E and 127H), see instructions for items 24 and 25.

        Separate account UITs investing primarily in the shares of underlying management investment companies should provide this answer in sub-item 127J.

ITEM 128, 129 AND 130: INSURED OR GUARANTEED SECURITIES

        These three items request information about securities owned by any series of the registrant whose principal or interest is insured or guaranteed by an entity other than the issuer. The insurance or guarantee may apply either to individual securities in the portfolio or to the portfolio itself. The entity providing the insurance or guarantee may be either a governmental or a nongovernmental entity. The insurance or guarantee may be derived through an insurance policy, a letter of credit, a collateralization agreement, a pt or repurchase agreement or a similar mechanism. If any of the securities owned by the registrant are insured or guaranteed, answer "Yes" to item 128. If the issuer of any such insured or guaranteed security is delinquent or in default as to payment of principal or interest at the end of the reporting period, answer "Yes" to item 129. Item 130 requires information concerning only whether the insurance or guarantee is being used in any way to value securities for which the issuer is delinquent or is in default as to payment of principal or interest. This item does not require information about whether the value of securities not delinquent or in default may in part be based upon some insurance or guarantee.

ITEM 132:  "811" NUMBER OF SERIES INCLUDED IN FILING

        This item is to be used by any series of a UIT that had an "811" number assigned to it prior to September 1972. For more information regarding this item, see the instruction to sub-item 1B.

SIGNATURE PAGE

        The following form of signature shall follow items 79, 85, 88 104, 110 or 132 as appropriate.

        This report is signed on behalf of the registrant (or depositor or trustee).

        City of:   Los Angeles      State of:   California      Date: 2/25/1999

        Name of Registrant, Depositor, or Trustee: Security First Life Separate Account A

        By (Name and Title):                       Witness (Name and Title):


        /s/ RICHARD C. PEARSON                     /s/ GEORGE J. OLAH
        -----------------------------              -----------------------------
        Richard C. Pearson, President              George J. Olah, Treasurer